Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 02, 2019 USD ($)	Oct. 31, 2016 USD ($)
Accumulated deficit	$ (232,153)	$ (207,928)
Cash, cash equivalents, short-term bank deposits and restricted cash	$ 30,800
Property, plant and equipment, description	Straight-line method over the shorter of the term of the lease
Impairment of long-lived assets
Income tax likelihood, description	more than a 50% likelihood
Contingent liabilities
Research and development expenses, net	1,400	2,700	$ 2,000
Operating lease ROU assets	2,124	$ 2,329
Operating lease liabilities	$ 2,422				$ 2,200
Amortization period of ROU assets	7 years
Number of operating segment | segment	1
Accounting Standards Update 2016-02 (ASC 842) [Member]
Operating lease ROU assets				$ 2,700
Operating lease liabilities				$ 2,700